Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Operating Activities
Net income (loss)	$ (32,582)	$ 36,266
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Depreciation and amortization	1,293	3,134
Stock-based compensation	1,206	1,427
Amortization of debt discount	51	162
Accretion of deferred interest	335	271
Amortization of deferred debt issuance costs	84	79
Change in fair value of warrants	2,258	481
Changes in assets and liabilities:
Prepaid expenses and other current assets	(594)	2,564
Collaboration receivables	(1,116)	1,836
Related party receivable	(8)	(6)
Accounts payable	(1,272)	334
Accrued expenses	1,640	(2,773)
Deferred revenue	(9,696)	(35,130)
Deferred rent	(482)	211
Restricted cash	(1)	200
Net cash used in operating activities	(38,884)	9,056
Investing Activities
Purchases of property and equipment	(441)	(27)
Net cash used in investing activities	(441)	(27)
Financing Activities
Proceeds from issuance of redeemable convertible preferred stock, net of issuance costs		30,378
Proceeds from long-term debt, net of issuance costs	19,935
Payments of long-term debt	(6,191)	(9,476)
Proceeds from exercise of stock options and warrants to purchase common stock	155	190
Net cash provided by financing activities	13,899	21,092
Net increase (decrease) in cash and cash equivalents	(25,426)	30,121
Cash and cash equivalents at beginning of period	65,037	34,916
Cash and cash equivalents at end of period	39,611	65,037
Supplemental Disclosure of Cash Flow Information:
Cash paid for interest	1,065	1,461
Supplemental Disclosure of Non-Cash Investing and Financing Activities:
Accretion of dividends, interest, redemption value, and issuance costs on preferred stock	$ 27,061	$ 21,757